Income Tax (Details 1) - USD ($)	May 31, 2017	May 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 616,461	$ 221,417
Less: valuation allowance	(616,461)	(221,417)
Net deferred tax asset